Condensed Statements of Changes In Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Visiox Pharmaceuticals, Inc. [Member]	Convertible Preferred Units [Member]	Convertible Preferred Units [Member] Visiox Pharmaceuticals, Inc. [Member]	Preferred Stock [Member] Convertible Series A Preferred Stock [Member]	Preferred Stock [Member] Convertible Series A Preferred Stock [Member] Visiox Pharmaceuticals, Inc. [Member]	Preferred Stock [Member] Convertible Series B Preferred Stock [Member]	Preferred Stock [Member] Convertible Series B Preferred Stock [Member] Visiox Pharmaceuticals, Inc. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Visiox Pharmaceuticals, Inc. [Member]	Common Units [Member]	Common Units [Member] Visiox Pharmaceuticals, Inc. [Member]	Retained Earnings [Member]	Retained Earnings [Member] Visiox Pharmaceuticals, Inc. [Member]	Total	Visiox Pharmaceuticals, Inc. [Member]
Balance at Dec. 31, 2020													$ 55,100		$ (40,064)		$ 15,036
Balance, shares at Dec. 31, 2020													10,000,000
Net (loss) income															(3,982,040)		(3,982,040)
Issuance of preferred units, shares					463,632
Issuance of convertible preferred units					$ 1,000,000												1,000,000
Equity-based compensation													111,958				111,958
Convertible preferred units cumulative dividends															(3,507)		(3,507)
Balance at Dec. 31, 2021		$ 719			$ 1,000,000					$ 24,281			$ 167,058	$ (25,475)	(4,025,611)	$ (475)	(2,858,553)
Balance, shares at Dec. 31, 2021		7,187,500			463,632								10,000,000
Balance at Feb. 08, 2021
Balance, shares at Feb. 08, 2021
Net (loss) income														(25,475)		(25,475)
Issuance of ordinary shares to Sponsor		$ 719								24,281						25,000
Issuance of ordinary shares to Sponsor, shares		7,187,500
Balance at Dec. 31, 2021		$ 719			$ 1,000,000					24,281			$ 167,058	(25,475)	(4,025,611)	(475)	(2,858,553)
Balance, shares at Dec. 31, 2021		7,187,500			463,632								10,000,000
Remeasurement for redeemable shares to redemption value										(19,955,941)				(8,936,799)		(28,892,740)
Net (loss) income														(87,826)	(744,638)	(87,826)	(744,638)
Issuance of preferred units
Proceeds from Initial Public Offering Costs allocated to Public Warrants (net of offering costs)										5,286,660						5,286,660
Proceeds from issuance of Private Placement Warrants to Original Sponsor										14,645,000						14,645,000
Equity-based compensation													374,603				374,603
Convertible preferred units cumulative dividends															(19,726)		(19,726)
Restricted unit issued
Balance at Mar. 31, 2022		$ 719			$ 1,000,000								$ 541,661	(9,050,100)	(4,789,975)	(9,049,381)	(3,248,314)
Balance, shares at Mar. 31, 2022		7,187,500			463,632								10,000,000
Balance at Dec. 31, 2021		$ 719			$ 1,000,000					24,281			$ 167,058	(25,475)	(4,025,611)	(475)	(2,858,553)
Balance, shares at Dec. 31, 2021		7,187,500			463,632								10,000,000
Net (loss) income																1,110,084	(2,337,893)
Balance at Sep. 30, 2022		$ 719			$ 3,180,000								$ 1,148,311	(9,624,590)	(6,457,753)	(9,623,871)	(2,129,442)
Balance, shares at Sep. 30, 2022		7,187,500			1,474,344								10,000,000
Balance at Dec. 31, 2021		$ 719			$ 1,000,000					24,281			$ 167,058	(25,475)	(4,025,611)	(475)	(2,858,553)
Balance, shares at Dec. 31, 2021		7,187,500			463,632								10,000,000
Remeasurement for redeemable shares to redemption value										(19,955,941)				(13,253,382)		(33,209,323)
Net (loss) income														3,340,238	(4,135,616)	3,340,238	(4,135,616)
Issuance of preferred units					$ 2,280,000												2,280,000
Issuance of preferred units, shares					1,057,074
Proceeds from Initial Public Offering Costs allocated to Public Warrants (net of offering costs)										5,286,660						5,286,660
Proceeds from issuance of Private Placement Warrants to Sponsor										14,645,000						14,645,000
Equity-based compensation													1,368,047				1,368,047
Convertible preferred units cumulative dividends															(159,051)		(159,051)
Issuance of common units for vesting of RSUs
Issuance of common units for vesting of RSUs, shares													534,397
Balance at Dec. 31, 2022		$ 719			$ 3,280,000								$ 1,535,105	(9,938,620)	(8,320,278)	(9,937,901)	(3,505,173)
Balance, shares at Dec. 31, 2022		7,187,500			1,520,706								10,534,397
Balance at Mar. 31, 2022		$ 719			$ 1,000,000								$ 541,661	(9,050,100)	(4,789,975)	(9,049,381)	(3,248,314)
Balance, shares at Mar. 31, 2022		7,187,500			463,632								10,000,000
Remeasurement for redeemable shares to redemption value														(439,926)		(439,926)
Net (loss) income														120,693	(630,441)	120,693	(630,441)
Issuance of preferred units					$ 500,000												500,000
Issuance of preferred units, shares					231,816
Equity-based compensation													$ 233,285				233,285
Convertible preferred units cumulative dividends															(19,945)		(19,945)
Restricted unit issued
Balance at Jun. 30, 2022		$ 719			$ 1,500,000								$ 774,946	(9,369,333)	(5,440,361)	(9,368,614)	(3,165,415)
Balance, shares at Jun. 30, 2022		7,187,500			695,448								10,000,000
Remeasurement for redeemable shares to redemption value														(1,332,473)		(1,332,473)
Net (loss) income														1,077,216	(962,814)	1,077,216	(962,814)
Issuance of preferred units					$ 1,680,000												1,680,000
Issuance of preferred units, shares					778,896
Equity-based compensation													373,365				373,365
Convertible preferred units cumulative dividends															(54,578)		(54,578)
Restricted unit issued
Balance at Sep. 30, 2022		$ 719			$ 3,180,000								$ 1,148,311	(9,624,590)	(6,457,753)	(9,623,871)	(2,129,442)
Balance, shares at Sep. 30, 2022		7,187,500			1,474,344								10,000,000
Balance at Dec. 31, 2022		$ 719			$ 3,280,000								$ 1,535,105	(9,938,620)	(8,320,278)	(9,937,901)	(3,505,173)
Balance, shares at Dec. 31, 2022		7,187,500			1,520,706								10,534,397
Remeasurement for redeemable shares to redemption value														(3,196,998)		(3,196,998)
Net (loss) income														2,872,433	(888,545)	2,872,433	(888,545)
Issuance of preferred units					$ 250,000												250,000
Issuance of preferred units, shares					115,907
Equity-based compensation													$ 379,467				379,467
Convertible preferred units cumulative dividends															(65,315)		(65,315)
Restricted unit issued
Restricted unit issued, shares													133,560
Balance at Mar. 31, 2023		$ 719			$ 3,530,000								$ 1,914,572	(10,263,185)	(9,274,138)	(10,262,466)	(3,829,566)
Balance, shares at Mar. 31, 2023		7,187,500			1,636,614								10,667,957
Balance at Dec. 31, 2022		$ 719			$ 3,280,000								$ 1,535,105	(9,938,620)	(8,320,278)	(9,937,901)	(3,505,173)
Balance, shares at Dec. 31, 2022		7,187,500			1,520,706								10,534,397
Net (loss) income																4,614,992	(9,050,976)
Balance at Sep. 30, 2023	$ 719						$ 1,931		$ 10,936	10,812,500	6,838,924			(10,876,173)	(17,494,333)	(62,954)	(10,642,542)
Balance, shares at Sep. 30, 2023	7,187,500						1,931,287		10,935,077
Balance at Mar. 31, 2023		$ 719			$ 3,530,000								$ 1,914,572	(10,263,185)	(9,274,138)	(10,262,466)	(3,829,566)
Balance, shares at Mar. 31, 2023		7,187,500			1,636,614								10,667,957
Remeasurement for redeemable shares to redemption value														(2,100,063)		(2,100,063)
Net (loss) income														1,811,817	(950,904)	1,811,817	(950,904)
Issuance of preferred units	$ 719	$ (719)			$ 350,000												350,000
Issuance of preferred units, shares	7,187,500	(7,187,500)			162,270
Reduction of U/W Fee Payable										10,812,500						10,812,500
Contribution - shareholder non-redemption agreements										118,298						118,298
Shareholder non-redemption agreements										(118,298)						(118,298)
Equity-based compensation													$ 383,683				383,683
Convertible preferred units cumulative dividends															(57,764)		(57,764)
Restricted unit issued
Restricted unit issued, shares													133,560
Conversion to Delaware corporation (Note 1)					$ (3,880,000)		$ 1,931		$ 10,802		6,451,159		$ (2,298,255)				285,637
Conversion to Delaware corporation, shares					(1,798,884)		1,931,287		10,801,517				(10,801,517)
Balance at Jun. 30, 2023	$ 719						$ 1,931		$ 10,802	10,812,500	6,451,159			(10,551,431)	(10,282,806)	261,788	(3,818,914)
Balance, shares at Jun. 30, 2023	7,187,500						1,931,287		10,801,517
Remeasurement for redeemable shares to redemption value														(255,484)		(255,484)
Net (loss) income														(69,258)	(7,211,527)	(69,258)	(7,211,527)
Equity-based compensation											387,899						387,899
Issuance of convertible Series B preferred stock									$ 134		(134)
Issuance of convertible Series B preferred stock, shares									133,560
Balance at Sep. 30, 2023	$ 719						$ 1,931		$ 10,936	$ 10,812,500	$ 6,838,924			$ (10,876,173)	$ (17,494,333)	$ (62,954)	$ (10,642,542)
Balance, shares at Sep. 30, 2023	7,187,500						1,931,287		10,935,077